REVENUE FROM CONTRACT WITH CUSTOMERS (Schedule of Disaggregated revenue information) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Revenue from contracts with a customer	$ 2,401	¥ 16,072	¥ 8,220
Mainland China [Member] | Geographic market [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with a customer	2,401	16,072	8,220
Type Of Goods Or Services [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with a customer	2,401		8,220
Type Of Goods Or Services [Member] | Construction Contract Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with a customer	1,889		4,601
Type Of Goods Or Services [Member] | Operation Service Concession Arrangements [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with a customer	512		3,223
Type Of Goods Or Services [Member] | Construction Service Concession Arrangements [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with a customer			396
Type Of Goods Or Service [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with a customer		16,072
Type Of Goods Or Service [Member] | Construction Contract Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with a customer		12,639
Type Of Goods Or Service [Member] | Operation Service Concession Arrangements [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with a customer		3,433
Type Of Goods Or Service [Member] | Construction Service Concession Arrangements [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with a customer
Timing Of Revenue Recognition [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with a customer	2,401	16,072	8,220
Timing Of Revenue Recognition [Member] | Goods or services transferred over time [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with a customer	$ 2,401	¥ 16,072	¥ 8,220